ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

Supplement dated December 31, 2019 to the

Currently Effective Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the AST AQR Large-Cap Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective January 1, 2020, Michele L. Aghassi, PhD, Andrea Frazzini, PhD, MS, Ronen Israel, MA and Lars N. Nielsen, MSc, will become Portfolio Managers for the Portfolio and Jacques A. Friedman, MS will cease to be a Portfolio Manager for the Portfolio.

To reflect these changes, effective January 1, 2020 the Trust's Prospectus and SAI is hereby revised as follows:

I.The table in the section of the Prospectus entitled "Summary: AST AQR Large-Cap Portfolio– Management of the Portfolio" is hereby revised by replacing the following:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM	AQR Capital	Clifford S.	Managing and	April 2013
Investments LLC	Management,	Asness, PhD,	Founding
	LLC	MBA	Principal
AST Investment		John M. Liew,	Founding	April 2013
Services, Inc.		PhD, MBA	Principal
		Lars N. Nielsen,	Principal	January 2020
MSc
		Ronen Israel,	Principal	January 2020
MA
		Andrea Frazzini,	Principal	January 2020
PhD, MS
		Michele L.	Principal	January 2020
Aghassi, PhD

II.The following hereby replaces the first paragraph in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST AQR Large-Cap Portfolio":

The portfolio managers jointly and primarily responsible for management of the Portfolio are Clifford S. Asness, PhD, MBA, John M. Liew, PhD, MBA, Michele L. Aghassi, PhD, Andrea Frazzini, PhD, MS, Ronen Israel, MA and Lars N. Nielsen, MSc.

III.The following is hereby added to the last paragraph in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST AQR Large-Cap Portfolio":

Michele L. Aghassi, PhD, is a Principal of AQR. Dr. Aghassi joined AQR in 2005 and serves as a portfolio manager for the firm's equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, PhD, MS, is a Principal of AQR. Dr. Frazzini joined AQR in 2008 and is the Head of AQR's Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Ronen Israel, MA, is a Principal of AQR. Mr. Israel joined AQR in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm's Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Lars N. Nielsen, MSc, is a Principal of AQR. Mr. Nielsen joined AQR in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm's Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

IV. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST AQR Large-Cap Portfolio" is hereby revised by adding the following disclosure:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment		of Portfolio
		Companies*	Vehicles*		Securities*
AQR Capital	Lars N.
Management,	Nielsen,		59/23,127,473,078	49/25,229,309,850	None
LLC	MSc	28/13,142,847,324	53/20,671,756,825	16/7,449,273,698
	Ronen		59/23,127,473,078	49/25,229,309,850
	Israel, MA	27/12,995,217,529	53/20,671,756,825	16/7,449,273,698	None
	Andrea	33/19,382,623,655	25/11,300,868,076	30/15,613,441,579
	Frazzini,				None
	PhD, MS	2/209,065,456	22/9,074,022,463	6/1,747,585,154
	Michele L.	16/11,365,747,074	15/7,038,578,595	13/4,543,397,215
	Aghassi,				None
	PhD	2/209,065,456	12/4,811,732,982	4/1,697,324,159

*As of October 31, 2019.

V. All references and information pertaining to Jacques A. Friedman are hereby deleted on January 1, 2020.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

614SUP1